Nature of the Business - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 20, 2020 $ / shares shares	Aug. 11, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 11, 2022 USD ($)
Nature Of Business [Line Items]
Consideration transferred from sale of subsidiary						$ 25,000
Reverse split, description			1-for-0.159 reverse split
Reverse split, ratio			6.289	6.289	6.289
Net losses			$ 88,972	$ 140,391	$ 96,322
Accumulated deficit			445,353	356,381
Net cash used in operating and investing activities			85,200
Cash and cash equivalents			$ 47,279	$ 117,662	$ 229,974
American Depositary Shares
Nature Of Business [Line Items]
Proceeds from issuance of ADSs in initial public offering, net of issuance costs		$ 161,800
American Depositary Shares | IPO
Nature Of Business [Line Items]
Issuance of shares, Shares | shares		9,951,591
Ordinary shares, price per share | $ / shares		$ 18.00
American Depositary Shares | Overallotment Options to Underwriters
Nature Of Business [Line Items]
Issuance of shares, Shares | shares		1,128,062
American Depository Shares | IPO
Nature Of Business [Line Items]
Issuance of shares, Shares | shares		8,823,529
Ordinary shares, price per share | $ / shares		$ 18.00
American Depository Shares | Overallotment Options to Underwriters
Nature Of Business [Line Items]
Issuance of shares, Shares | shares	1,128,062
Ordinary shares, price per share | $ / shares	$ 18.00